Offerings	Jul. 06, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units. The Registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the “Securities Act”), and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act, other than the registration fee due in connection with $300,000,000 of shares of Common Stock that may be issued and sold from time to time under the sales agreement prospectus included in this Registration Statement pursuant to that certain Sales Agreement, dated as of July 6, 2026, between the Registrant and Roth Capital Partners, LLC. Any subsequent registration fees will be paid on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1. Debt securities may be senior or subordinated, convertible or non-convertible and secured or unsecured.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1. Warrants may represent rights to purchase debt securities, Common Stock, Preferred Stock or other securities registered hereunder.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1. Rights evidence rights to purchase any securities of the Registrant registered under this Registration Statement.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1. Any securities registered under this Registration Statement may be sold separately or as units with other securities registered under this Registration Statement.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share (sales agreement prospectus)
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430.00
Offering Note	Represents shares of Common Stock issuable and sellable from time to time under the sales agreement prospectus included in this Registration Statement, having an aggregate offering price of up to $300,000,000, pursuant to the Sales Agreement with Roth Capital Partners, LLC. The registration fee has been calculated pursuant to Rule 457(o) under the Securities Act at the fee rate of $138.10 per $1,000,000 of the maximum aggregate offering price (0.00013810), and is being paid in connection with the filing of this Registration Statement. Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers such additional number of shares of Common Stock as may become issuable to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions.